AB Municipal Income Fund II

AB Minnesota Portfolio

Portfolio of Investments

February 28, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 89.4%
Long-Term Municipal Bonds – 89.4%
Minnesota – 89.4%
Anoka-Hennepin Independent School District No. 11 (Anoka-Hennepin Independent School District No. 11 COP) Series 2014-A 5.00%, 02/01/2034	$1,695	$1,799,222
City of Apple Valley MN (PHS Apple Valley Senior Housing, Inc.) Series 2021 4.00%, 09/01/2051	270	269,535
City of Center City MN (Hazelden Betty Ford Foundation) Series 2014 5.00%, 11/01/2029-11/01/2044	800	851,399
Series 2019 4.00%, 11/01/2041	850	924,604
City of Duluth MN Series 2016-A 5.00%, 02/01/2034	1,000	1,128,317
City of Maple Grove MN (Maple Grove Hospital Corp.) Series 2017 5.00%, 05/01/2031	1,000	1,149,678
City of Minneapolis MN (Allina Health Obligated Group) Series 2021 4.00%, 11/15/2037	1,000	1,150,111
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2015-A 5.00%, 11/15/2033	1,000	1,111,072
Series 2018-A 5.00%, 11/15/2036	2,000	2,383,862
City of Minneapolis MN (Hennepin Schools) Series 2021-A 4.00%, 07/01/2056	300	304,664
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) Series 2017-A 5.00%, 11/15/2028	1,355	1,580,152
NATL Series 1998 0.12%, 08/01/2028(a)	275	275,000
City of Rochester MN (Mayo Clinic) Series 2016-B 5.00%, 11/15/2036	60	83,360
Series 2018 4.00%, 11/15/2048	1,000	1,090,957
City of St. Paul MN (City of St. Paul MN Sales Tax) Series 2014-G 5.00%, 11/01/2030-11/01/2032	2,900	3,154,628

	Principal Amount (000)	U.S. $ Value

City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) Series 2019 5.00%, 08/01/2049	$395	$414,254
City of Woodbury MN (Woodbury Leadership Academy) Series 2021 4.00%, 07/01/2056	215	220,897
Cloquet Independent School District No. 94 Series 2015-B 5.00%, 02/01/2031	2,200	2,424,437
County of Hennepin MN Series 2019-B 5.00%, 12/15/2035	1,575	1,915,934
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036	400	413,865
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018 4.25%, 02/15/2043	500	553,900
Series 2018-A 5.00%, 02/15/2048	1,000	1,149,883
Housing & Redevelopment Authority of The City of St. Paul Minnesota Series 2015-A 5.00%, 11/15/2040 (Pre-refunded/ETM)	600	677,271
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Amherst H Wilder Foundation/MN) Series 2020 5.00%, 12/01/2036	1,575	1,838,122
Housing & Redevelopment Authority of The City of St. Paul Minnesota (HealthPartners Obligated Group) Series 2015-A 5.00%, 07/01/2032	1,000	1,104,191
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Hmong College Prep Academy) Series 2020 5.00%, 09/01/2040	110	123,932
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041-06/01/2051(b)	225	209,716
Hutchinson Utilities Commission Series 2012-A 5.00%, 12/01/2025	420	432,649
Minneapolis Special School District No. 1 Series 2016 5.00%, 02/01/2031	3,000	3,478,360
Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.) Series 2019 4.00%, 12/01/2040	750	817,618

	Principal Amount (000)	U.S. $ Value

Minnesota Higher Education Facilities Authority (Hamline University) Series 2017-B 5.00%, 10/01/2036	$500	$537,813
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018-A 5.00%, 10/01/2045	1,100	1,257,016
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 2021 3.00%, 10/01/2041	1,000	1,024,977
Series 2015-8 5.00%, 12/01/2032	1,000	1,113,401
Minnesota Higher Education Facilities Authority (University of St. Thomas/Minneapolis) Series 2017-A 4.00%, 10/01/2034	800	879,991
Minnesota Housing Finance Agency (Minnesota Housing Finance Agency State Lease) Series 2019-A 4.00%, 08/01/2031	50	57,090
Minnesota Municipal Power Agency Series 2014 5.00%, 10/01/2032	750	818,383
New Prague Independent School District No. 721 Series 2015-A 4.00%, 02/01/2032	1,000	1,062,651
North St. Paul-Maplewood-Oakdale Independent School District No. 622 Series 2019-A 3.00%, 02/01/2038	1,000	1,043,922
Northern Municipal Power Agency Series 2017 5.00%, 01/01/2033-01/01/2041	1,150	1,307,301
Southern Minnesota Municipal Power Agency Series 2017-A 5.00%, 01/01/2047	2,000	2,313,334
State of Minnesota Series 2019-A 5.00%, 08/01/2037	1,000	1,225,237
University of Minnesota Series 2014-B 4.00%, 01/01/2032	2,000	2,091,197
Western Minnesota Municipal Power Agency Series 2014-A 5.00%, 01/01/2040 (Pre-refunded/ETM)	1,500	1,603,851

Total Municipal Obligations (cost $47,505,359)		49,367,754

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 9.7%
Investment Companies – 9.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $5,388,978)	5,388,978	$5,388,978

Total Investments – 99.1% (cost $52,894,337)(f)		54,756,732
Other assets less liabilities – 0.9%		485,150

Net Assets – 100.0%		$55,241,882

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	365	01/15/2025	2.565%	CPI#	Maturity	$29,523	$—	$29,523
USD	183	01/15/2025	2.585%	CPI#	Maturity	14,651	—	14,651
USD	182	01/15/2025	2.613%	CPI#	Maturity	14,363	—	14,363
USD	120	01/15/2025	4.028%	CPI#	Maturity	2,295	—	2,295
USD	1,180	01/15/2026	CPI#	3.765%	Maturity	(22,342)	—	(22,342)
USD	570	01/15/2027	CPI#	3.466%	Maturity	(14,801)	(756)	(14,045)
USD	500	01/15/2027	CPI#	3.320%	Maturity	(17,778)	—	(17,778)
USD	420	01/15/2027	CPI#	3.323%	Maturity	(14,851)	—	(14,851)
USD	1,410	01/15/2028	1.230%	CPI#	Maturity	255,675	—	255,675
USD	1,070	01/15/2028	0.735%	CPI#	Maturity	235,343	—	235,343
USD	1,050	01/15/2029	CPI#	3.390%	Maturity	(12,838)	—	(12,838)
USD	330	01/15/2029	CPI#	3.331%	Maturity	(5,792)	—	(5,792)
USD	255	01/15/2030	1.572%	CPI#	Maturity	44,632	—	44,632
USD	255	01/15/2030	1.587%	CPI#	Maturity	44,244	—	44,244
USD	300	01/15/2031	2.680%	CPI#	Maturity	21,291	—	21,291
USD	300	01/15/2031	2.782%	CPI#	Maturity	17,923	—	17,923
USD	250	01/15/2031	2.989%	CPI#	Maturity	9,177	—	9,177
USD	260	01/15/2032	CPI#	3.064%	Maturity	(5,345)	—	(5,345)
USD	260	04/15/2032	CPI#	2.909%	Maturity	(9,226)	—	(9,226)

						$586,144	$(756)	$586,900

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,500	01/15/2028	1.092%	3 Month LIBOR	Semi-Annual/ Quarterly	$62,535	$—	$62,535
USD	4,070	01/15/2030	1.023%	3 Month LIBOR	Semi-Annual/ Quarterly	261,058	—	261,058
USD	1,400	01/15/2031	1.427%	3 Month LIBOR	Semi-Annual/ Quarterly	53,041	—	53,041
USD	650	01/15/2031	1.270%	3 Month LIBOR	Semi-Annual/ Quarterly	33,215	—	33,215
USD	500	01/15/2031	1.241%	3 Month LIBOR	Semi-Annual/ Quarterly	27,744	—	27,744
USD	2,900	04/15/2032	1 Day SOFR	1.756%	Annual	27,852	—	27,852
USD	990	11/12/2039	3 Month LIBOR	3.320%	Quarterly/ Semi-Annual	205,054	—	205,054
USD	700	02/15/2041	1 Day SOFR	1.770%	Annual	3,064	—	3,064
USD	600	02/15/2041	1 Day SOFR	1.657%	Annual	(8,439)	—	(8,439)
USD	470	02/15/2041	1 Day SOFR	1.715%	Annual	(2,123)	—	(2,123)
USD	220	11/01/2044	3 Month LIBOR	1.892%	Quarterly/ Semi-Annual	(4,007)	—	(4,007)
USD	460	02/15/2051	3 Month LIBOR	1.809%	Quarterly/ Semi-Annual	(20,179)	—	(20,179)

						$638,815	$—	$638,815

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	835	10/09/2029	1.125%	SIFMA*	Quarterly	$26,719	$—	$26,719

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2022 and the aggregate market value of this security amounted to $275,000 or 0.50% of net assets.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2022, the market value of this security amounted to $209,716 or 0.4% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of February 28, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,499,531 and gross unrealized depreciation of investments was $(384,702), resulting in net unrealized appreciation of $3,114,829.

As of February 28, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.6% and 0.0%, respectively.

Glossary:

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Minnesota Portfolio

February 28, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$49,367,754	$—	$49,367,754
Short-Term Investments	5,388,978	—	—	5,388,978

Total Investments in Securities	5,388,978	49,367,754	—	54,756,732
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	689,117	—	689,117
Centrally Cleared Interest Rate Swaps	—	673,563	—	673,563
Interest Rate Swaps	—	26,719	—	26,719
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(102,973)	—	(102,973)
Centrally Cleared Interest Rate Swaps	—	(34,748)	—	(34,748)

Total	$5,388,978	$50,619,432	$—	$56,008,410

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2022 is as follows:

Portfolio	Market Value 05/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,431	$10,590	$8,632	$5,389	$0	*

*	Amount less than $500.